Loans (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 6,148,298	[1]	$ 5,715,556	[1]
Argentina [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	189,828		222,159
Belgium [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		30,692
Brazil [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,708,592		1,773,401
Chile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	490,869		309,712
Colombia [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	701,577		450,037
Costa Rica [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	410,295		196,857
Dominican Republic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	190,589		110,688
Ecuador [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	126,001		173,782
El Salvador [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	123,076		66,013
France [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	101,006		59,501
Guatemala [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	199,873		273,051
Honduras [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	73,524		70,701
Jamaica [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	60,784		9,772
Mexico [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	517,278		495,954
NETHERLANDS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	14,867		77,336
Nicaragua [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	7,823		10,169
Panama [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	223,505		277,144
Paraguay [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	102,244		27,060
Peru [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	580,881		841,032
Spain [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		9,695
TRINIDAD AND TOBAGO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	142,642		119,347
United States [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	28,283		2,925
Uruguay [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 154,761		$ 108,528

[1]	Current ratings as of December 31, 2013 and 2012, respectively.